Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues
Costs and expenses:
General and administrative costs, including $27,000 and $323,665 to related parties for the three months ended June 30, 2020 and 2019, respectively, and $54,000 and $363,601 to related parties for the six months ended June 30, 2020 and 2019, respectively	255,443	547,763	547,928	938,191	1,669,160	2,097,348
Research and development costs	117,946	80,123	212,618	128,437	820,906	40,703
Total costs and expenses	373,389	627,886	760,546	1,066,628	2,490,066	2,138,051
Loss from operations	(373,389)	(627,886)	(760,546)	(1,066,628)	(2,490,066)	(2,138,051)
Interest income	264	17,422	4,246	27,428	49,723	4,923
Net loss	$ (373,125)	$ (610,464)	$ (756,300)	$ (1,039,200)	$ (2,440,343)	$ (2,133,128)
Net loss per common share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.04)
Weighted average common shares outstanding - basic and diluted	67,045,814	67,045,814	67,045,814	67,045,814	67,045,814	58,796,115